FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Restricted cash	$ 61	$ 52
Derivative assets	106	10
Other financial assets	0	15
Total current	167	77
Non-current
Restricted cash	22	25
Derivative assets	78	45
Loans and notes receivable	75	68
Other financial assets	11	9
Total non-current	$ 186	$ 147